Share-Based Compensation to Employees	6 Months Ended
Jun. 30, 2025
Share-Based Compensation to Employees [Abstract]
SHARE-BASED COMPENSATION TO EMPLOYEES

13. SHARE-BASED COMPENSATION TO EMPLOYEES

On June 26, 2024, the Company granted 231,909 ordinary shares to an employee as compensation expenses. The ordinary shares were fully vest upon grant. For the six months ended June 30, 2024, the Company recognized share-based compensation expenses of $584 in the account of “general and administrative expenses”. As of June 30, 2024, there are no unrecognized compensation expense.

For the six months ended June 30, 2025, the Company did not grant share-based compensation to employees and the Company did not recognize share-based compensation expenses.